FAIR VALUE MEASURMENTS (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2014
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Fair value of warrants to investors and placement agent that were issued in the February 2014 Private Placement (see also Note 9c)	$ 3,230
Private Placement [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Balance at December 31, 2013	2,696
Fair value of warrants to investors and placement agent that were issued in the February 2014 Private Placement (see also Note 9c)	3,230
Exchange of warrants from issuance of Common Stock in the February 2014 Private Placement (see also Note 9c)	(1,056)
Fair value of warrants to investors and placement agent that were issued in the September 2014 Private Placement (see also Note 9d)	1,336
Change in fair value of warrants during the period	(2,194)
Exercise of warrants	(9) [1]
Balance at December 31, 2014	$ 4,003

[1]	During the year ended December 31, 2014, 1,824 warrants from the above issuances were exercised for an aggregate of 1,824 shares of Common Stock.